Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail)	Dec. 31, 2014
Corporate Bonds [Member]
Investment in funds, percentage	55.00%
U.S.Treasury Bonds [Member]
Investment in funds, percentage	35.00%
Municipal Bonds [Member]
Investment in funds, percentage	10.00%